CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues - Note 11	$ 11,124,000	$ 0	$ 13,709,000	$ 180,000
Cost of sales:
Production costs	15,569,000		11,041,000	0
Depreciation and amortization	1,334,000		1,011,000
Write-down of production inventories - Note 3	6,965,000		18,617,000	0
Total cost of sales	23,868,000		30,669,000	0
Operating expenses:
Care and maintenance		3,770,000
Pre-production depreciation and amortization		827,000	1,067,000	3,472,000
Project and development			7,708,000	4,916,000
Accretion - Note 9	93,000	106,000	422,000	1,271,000
General and administrative	2,006,000	1,947,000	6,072,000	5,342,000
Changes in estimates			(1,880,000)	(16,987,000)
Impairment of long-lived assets - Note 6			63,000	0
Write Down Of Supplies Inventories			0	144,000
Write-down of mineral properties - Note 7			0	1,032,000
Loss from operations	(14,843,000)	(8,866,000)	(33,941,000)	(8,151,000)
Other income (expense):
Interest expense, net of capitalized interest of $551 and $0, respectively - Note 9 and 20	(19,887,000)	(14,398,000)	(64,844,000)	(50,893,000)
Interest income	112,000	116,000	795,000	464,000
Gain on retirement of debt - Note 9			0	3,321,000
Loss before reorganization items, net and income taxes	(34,618,000)	(23,148,000)	(97,990,000)	(55,259,000)
Reorganization items, net	0	(292,000)	(905,000)	(399,000)
Loss before income taxes	(34,618,000)	(23,440,000)	(98,895,000)	(55,658,000)
Income tax - Note 14			0	(145,000)
Net loss	$ (34,618,000)	$ (23,440,000)	$ (98,895,000)	$ (55,803,000)
Loss per share:
Basic - Note 14	$ (11.95)	$ (8.77)	$ (36.10)	$ (21.10)
Diluted - Note 14	$ (11.95)	$ (8.77)	$ (36.10)	$ (21.10)
Weighted average shares outstanding:
Basic - Note 14	2,897,568	2,672,502	2,739,505	2,645,194
Diluted - Note 14	2,897,568	2,672,502	2,739,505	2,645,194
Mine development
Operating expenses:
Care and maintenance			$ 3,529,000	$ 8,961,000
Project and development		$ 2,216,000